Financial Instruments - Disclosure Details Of Fund Balances Of The Entity (Parenthetical) (Details) - Vinci Monalisa FIM Credito Privado IE [Member] - BRAZIL R$ in Thousands	Dec. 31, 2021 BRL (R$)
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Net assets	R$ 1,233,828
Mutual funds [Member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Net assets	R$ 1,080,108
Liquid Investments [Member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Percentage of investment allocation	92.00%
Non Redeemable Investments [Member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Percentage of investment allocation	8.00%